Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Income Tax Rate
The components of the Company’s income tax rate for the years ended December 31, 2023 and 2022 are as follows:

	Year Ended December 31,
	2023	2022
U.S. federal statutory rate	21.0%	21.0%
Effects of:
State taxes, net of federal benefit	—%	7.9%
Stock-based compensation	(4.0)%	(0.4)%
Research and development expenses, net	(3.5)%	(6.4)%
Capitalized transaction costs	(9.8)%	—%
Loss on forward purchase agreement	13.7%
Gain on loan forgiveness	—%	(2.5)%
Net operating loss true-up	—%	2.6%
Other	(3.8)%	(0.2)%
Valuation allowance	(13.6)%	(22.0)%

Effective rate	—%	—%

Significant Components of Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of December 31, 2023 and 2022 are summarized below.

	December 31,
	2023	2022
Deferred income tax assets:
Net operating losses	$8,775,098	$7,642,000
Accrued interest	1,845,473	747,000
Federal research and development tax credits	68,106	113,000
Amortization of research expense	635,669	585,000
Right of use asset	4,676	29,000
Non-qualified deferred compensation	404,327	263,000
Accrued compensation	357,171	271,000
Change in fair value of forward purchase agreement	2,485,388	—
Capitalization of start-up costs	351,383
Accrual to cash and other	548,665	—
Change in fair value of earnout liability	(3,353,181)
Change in fair value of derivative liabilities	—	275,000

Gross deferred tax asset	12,122,775	9,925,000
Valuation allowance	(12,122,775)	(9,925,000)

Net deferred income tax assets	$—	$—